EQUITY - Capital reserves - Treasury Shares (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Balance	R$ 110,541	R$ 87,820
Number of shares acquired	518,800
Amount paid for shares acquired	R$ 22,721
Common shares
EQUITY
Balance (in shares)	2,810,752	2,290,164
Number of shares acquired	286,800
Preferred shares
EQUITY
Balance (in shares)		983
Number of shares acquired	232,000
Treasury shares
EQUITY
Balance (in shares)	2,810,752
Number of shares acquired	519,605
Treasury shares | Common shares
EQUITY
Number of shares acquired	286,800
Treasury shares | Preferred shares
EQUITY
Number of shares acquired	232,805